Share-based compensation - RSUs Narrative (Details) - shares		9 Months Ended
	May 15, 2020	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days		60 days
Number of shares per option	1	1
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days		12 days
Number of shares per option		1
Vesting period		1 year